Schedule of property and equipment estimated useful life (Details)	Jun. 30, 2025	Sep. 30, 2023
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	5 years	5 years
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	5 years	5 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	20 years	20 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	5 years	5 years
Signs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	10 years	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]		Useful Life, Lease Term [Member]